Summary of quarterly financial data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Summary of quarterly financial data (unaudited)
Summary of quarterly financial data (unaudited)

	2017				2016
	March 31	June 30	September 30	December 31	March 31	June 30	September 30	December 31

	(dollars in thousands, except per share amounts)
As Reported:
Net Sales	104,739	116,314	137,245	192,473	95,576	115,365	111,590	115,432
Gross profit	1,085	9,679	16,561	60,598	(12,975)	(8,405)	(6,910)	(737)
Research and development	829	943	1,338	(159)	651	786	526	436
Selling and administrative expenses	11,683	12,195	13,322	12,279	13,794	13,423	12,215	18,352
Other expense (income), net	3,067	1,186	(643)	(1,976)	237	(1,198)	(567)	(660)
Net income (loss)	(26,344)	(17,383)	(3,919)	55,629	(36,375)	(128,399)	(22,967)	(48,102)
Net income (loss) per share	(0.09)	(0.06)	(0.01)	0.18	(0.12)	(0.42)	(0.08)	(0.16)
Effect of Change:
Net Sales	—	—	—	—	—	—	—	—
Gross profit	201	201	201	(809)	337	337	337	(2,223)
Research and development	(8)	(10)	(9)	532	(26)	(26)	(26)	213
Selling and administrative expenses	(28)	(26)	(28)	3,109	(97)	(97)	(100)	1,025
Other expense (income), net	237	237	238	(4,450)	460	460	463	(3,461)
Net income (loss)	—	—	—	—	—	—	—	—
Net income (loss) per share	—	—	—	—	—	—	—	—
Revised:
Net Sales	104,739	116,314	137,245	192,473	95,576	115,365	111,590	115,432
Gross profit	1,286	9,880	16,762	59,789	(12,638)	(8,068)	(6,573)	(2,960)
Research and development	821	933	1,329	373	625	760	500	649
Selling and administrative expenses	11,655	12,169	13,294	15,388	13,697	13,326	12,115	19,377
Other expense (income), net	3,304	1,423	(405)	(6,426)	697	(738)	(104)	(4,121)

Net income (loss)	(26,344)	(17,383)	(3,919)	55,629	(36,375)	(128,399)	(22,967)	(48,102)
Net income (loss) per share	(0.09)	(0.06)	(0.01)	0.18	(0.12)	(0.42)	(0.08)	(0.16)